Segmental Analysis - Schedule of Segment Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Commission and fee income	$ 1,618.1	$ 1,342.4	$ 651.0
Commission and fee expense	(762.0)	(637.5)	(299.2)
Net commission income	856.1	704.9	351.8
Net trading income	492.4	411.4	325.3
Net interest income/(expense)	227.1	121.6	29.4
Net physical commodities income	19.1	6.7	4.6
Revenue	1,594.7	1,244.6	711.1
Adjusted profit/(loss) before tax	321.1	230.0	121.7
Depreciation and amortisation	(29.5)	(27.1)	(13.8)
Compensation and benefits	(971.1)	(770.3)	(438.6)
Operating segments | Clearing
Disclosure of operating segments [line items]
Commission and fee income	950.8	825.1	424.7
Commission and fee expense	(687.8)	(588.9)	(280.0)
Net commission income	263.0	236.2	144.7
Net trading income	5.2	1.2	0.0
Net interest income/(expense)	198.1	136.2	55.3
Net physical commodities income	0.0	0.0	0.0
Revenue	466.3	373.6	200.0
Adjusted profit/(loss) before tax	247.3	185.0	77.5
Depreciation and amortisation	(0.4)	(0.3)	(0.3)
Compensation and benefits	(118.4)	(88.2)	(55.8)
Operating segments | Agency and Execution
Disclosure of operating segments [line items]
Commission and fee income	652.5	506.8	220.7
Commission and fee expense	(55.4)	(33.4)	(13.6)
Net commission income	597.1	473.4	207.1
Net trading income	61.3	62.1	18.4
Net interest income/(expense)	34.6	6.0	5.2
Net physical commodities income	2.2	0.0	0.0
Revenue	695.2	541.5	230.7
Adjusted profit/(loss) before tax	107.9	71.9	23.4
Depreciation and amortisation	(0.8)	(0.8)	(0.2)
Compensation and benefits	(449.5)	(368.1)	(162.3)
Operating segments | Market Making
Disclosure of operating segments [line items]
Commission and fee income	14.8	10.5	5.6
Commission and fee expense	(18.8)	(15.2)	(5.6)
Net commission income	(4.0)	(4.7)	0.0
Net trading income	215.6	182.8	179.1
Net interest income/(expense)	(20.7)	(30.9)	(11.1)
Net physical commodities income	16.9	6.7	4.6
Revenue	207.8	153.9	172.6
Adjusted profit/(loss) before tax	65.6	33.3	66.5
Depreciation and amortisation	(0.4)	(0.3)	(0.3)
Compensation and benefits	(89.7)	(72.7)	(75.3)
Operating segments | Hedging and Investment Solutions
Disclosure of operating segments [line items]
Commission and fee income	0.0	0.0	0.0
Commission and fee expense	0.0	0.0	0.0
Net commission income	0.0	0.0	0.0
Net trading income	210.3	165.7	128.2
Net interest income/(expense)	(48.8)	(37.6)	(28.2)
Net physical commodities income	0.0	0.0	0.0
Revenue	161.5	128.1	100.0
Adjusted profit/(loss) before tax	42.0	33.8	27.8
Depreciation and amortisation	(0.7)	(0.3)	(0.1)
Compensation and benefits	(70.2)	(51.0)	(40.9)
Operating segments | Corporate
Disclosure of operating segments [line items]
Commission and fee income	0.0	0.0	0.0
Commission and fee expense	0.0	0.0	0.0
Net commission income	0.0	0.0	0.0
Net trading income	0.0	(0.4)	(0.4)
Net interest income/(expense)	63.9	47.9	8.2
Net physical commodities income	0.0	0.0	0.0
Revenue	63.9	47.5	7.8
Adjusted profit/(loss) before tax	(141.7)	(94.0)	(73.5)
Depreciation and amortisation	(27.2)	(25.4)	(12.9)
Compensation and benefits	(243.3)	(190.3)	(104.3)
Unallocated amounts
Disclosure of operating segments [line items]
Net interest income/(expense)	227.1	121.6	29.4
Unallocated amounts | Clearing
Disclosure of operating segments [line items]
Net interest income/(expense)	317.8	232.9	70.6
Unallocated amounts | Agency and Execution
Disclosure of operating segments [line items]
Net interest income/(expense)	39.2	8.7	6.1
Unallocated amounts | Market Making
Disclosure of operating segments [line items]
Net interest income/(expense)	0.0	(3.9)	(1.4)
Unallocated amounts | Hedging and Investment Solutions
Disclosure of operating segments [line items]
Net interest income/(expense)	0.0	0.0	0.0
Unallocated amounts | Corporate
Disclosure of operating segments [line items]
Net interest income/(expense)	(129.9)	(116.1)	(45.9)
Inter-segmental funding allocations
Disclosure of operating segments [line items]
Net interest income/(expense)	0.0	0.0	0.0
Inter-segmental funding allocations | Clearing
Disclosure of operating segments [line items]
Net interest income/(expense)	(119.7)	(96.7)	(15.3)
Inter-segmental funding allocations | Agency and Execution
Disclosure of operating segments [line items]
Net interest income/(expense)	(4.6)	(2.7)	(0.9)
Inter-segmental funding allocations | Market Making
Disclosure of operating segments [line items]
Net interest income/(expense)	(20.7)	(27.0)	(9.7)
Inter-segmental funding allocations | Hedging and Investment Solutions
Disclosure of operating segments [line items]
Net interest income/(expense)	(48.8)	(37.6)	(28.2)
Inter-segmental funding allocations | Corporate
Disclosure of operating segments [line items]
Net interest income/(expense)	$ 193.8	$ 164.0	$ 54.1